                       VAN KAMPEN EQUITY AND INCOME FUND
                    SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED APRIL 30, 2007,
       AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007 AND JULY 23, 2007

The Prospectus is hereby supplemented as follows:

     The fifth sentence of the third paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through systematic withdrawal or exchange plans,
     (ii) through pre-approved asset allocation programs, (iii) by other funds advised by the Adviser or its affiliates, (iv) on shares received by reinvesting income dividends or capital gain distributions, (v) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (vi)through check writing (with respect to certain fixed-income funds).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   EQISPT1  2/08

                       VAN KAMPEN EQUITY AND INCOME FUND
                    SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE
                  CLASS I SHARES AND CLASS R SHARES PROSPECTUS
                             DATED APRIL 30, 2007,
        AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 2, 2007 AND JULY 23, 2007

The Prospectus is hereby supplemented as follows:

     The fifth sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through pre-approved asset allocation programs,
     (ii) on shares received by reinvesting income dividends or capital gain distributions, (iii) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (iv) by other funds advised by the Adviser or its affiliates.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 EQISPTIR1  2/08